Financial assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets [Abstract]
Financial assets

21. Financial assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Receivables from financing activities	447	5,956
Other non-current financial assets	887	745
Other non-current financial assets	1,334	6,701

Fair value of derivatives financial instruments	49	19
Other securities	27,168	41,524
Other current financial assets	27,217	41,543

Financial Assets	28,551	48,244

Receivables from financing activities assets include financial loan amounting to EUR 447 thousand as at December 31, 2021 in favour of a restricted number of key manager in connection with the stock grant plan. The decrease in receivables from financing activities is mainly due to the reimbursement of the financial loan granted to some of the beneficiaries of the incentive plan 2012-2021, which was early terminated in 2021, and to the reimbursement of the loan granted to the former associate Swissfillon AG.

Other securities include guaranteed investment funds managed by Société Générale SA, which are measured at fair value. The decrease in other securities is due to the redemption of part of the insurance policies in 2021.